Fair Value Measurements (Details) - Schedule of company's assets that are measured at fair value on a recurring basis - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Marketable securities held in Trust Account	$ 75,765,534	$ 75,758,781	$ 75,751,204
Liabilities:
Warrant Liability – Public Warrants	599,588	2,398,500	10,350,000
Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 599,588	$ 2,398,500	$ 10,350,000